Vanguard® Ultra-Short-Term Bond Fund
Schedule of Investments (unaudited)
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (3.6%)
U.S. Government Securities (3.6%)
[1]	United States Treasury Note/Bond	4.875%	11/30/25	68,501	68,886
[2]	United States Treasury Note/Bond	2.500%	2/28/26	132,420	129,461
	United States Treasury Note/Bond	4.625%	2/28/26	90,000	90,394
	United States Treasury Note/Bond	4.875%	4/30/26	81,000	81,747
	United States Treasury Note/Bond	4.125%	6/15/26	100,000	99,859
Total U.S. Government and Agency Obligations (Cost $471,513)					470,347
Asset-Backed/Commercial Mortgage-Backed Securities (26.8%)
[3]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	12,590	12,703
[3]	Ally Auto Receivables Trust Class A3 Series 2024-1	5.080%	12/15/28	17,570	17,688
[3]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/29	9,620	9,545
[3,4]	Ally Auto Receivables Trust Class B Series 2023-A	6.010%	1/17/34	9,026	9,065
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.681%	5/17/32	2,468	2,492
[3,4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/32	5,140	5,138
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/32	1,626	1,641
[3,4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/32	3,680	3,678
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/32	1,634	1,650
[3,4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/32	2,590	2,590
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/32	893	901
[3,4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/32	1,920	1,919
[3]	American Express Credit Account Master Trust Class A Series 2022-2	3.390%	5/15/27	37,312	37,047
[3]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	34,644	34,400
[3]	AmeriCredit Automobile Receivables Trust Class A2 Series 2023-2	6.190%	4/19/27	4,397	4,421
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	11,150	11,241
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/28	36,000	36,537
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2024-1	5.430%	1/18/29	23,160	23,391
[3,4]	ARI Fleet Lease Trust Class A2 Series 2022-A	3.120%	1/15/31	83	83
[3,4]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/32	4,344	4,352
[3,4]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/32	10,472	10,577
[3,4]	ARI Fleet Lease Trust Class A2 Series 2024-A	5.300%	11/15/32	8,505	8,536
[3,4]	ARI Fleet Lease Trust Class A2 Series 2024-B	5.540%	4/15/33	6,740	6,793
[3,4]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	1,950	1,935
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-3A	2.360%	3/20/26	17,121	17,028
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-1A	2.330%	8/20/26	13,712	13,504
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-2A	2.020%	2/20/27	8,030	7,775
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/27	430	431
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	1,390	1,391
[3]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	45,485	45,155
[3]	BA Credit Card Trust Class A2 Series 2022-A2	5.000%	4/15/28	11,426	11,474
[3,4]	Bank of America Auto Trust Class A2 Series 2023-2A	5.850%	8/17/26	8,884	8,912
[3,4]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/28	17,200	17,373
[3,4]	Bank of America Auto Trust Class A3 Series 2023-2A	5.740%	6/15/28	13,780	13,969
[3,4]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/28	3,740	3,765
[3]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	22,300	22,463
[3]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/27	31,410	31,549
[3]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/28	14,800	14,623
[3,4]	BofA Auto Trust Class A3 Series 2024-1A	5.350%	11/15/28	10,270	10,388
[3,4,6]	Brass No. 10 plc Class A1 Series 10A	0.669%	4/16/69	640	640
[3]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/27	5,150	5,166
[3,4,6,7]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	4.993%	10/16/28	3,320	3,320
[3]	CarMax Auto Owner Trust Class A2A Series 2023-3	5.720%	11/16/26	8,290	8,312
[3]	CarMax Auto Owner Trust Class A2A Series 2023-4	6.080%	12/15/26	12,504	12,559
[3]	CarMax Auto Owner Trust Class A2A Series 2024-1	5.300%	3/15/27	6,619	6,633
[3,5]	CarMax Auto Owner Trust Class A2A Series 2024-4	4.670%	12/15/27	17,830	17,831
[3]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	1,834	1,821
[3]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	20,260	20,339
[3]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	2,527	2,510
[3,4]	CCG Receivables Trust Class A2 Series 2023-2	6.280%	4/14/32	4,338	4,401
[3,4]	CCG Receivables Trust Class A2 Series 2024-1	4.990%	3/15/32	17,500	17,518
[3,4]	Chase Auto Owner Trust Class A2 Series 2023-AA	5.900%	3/25/27	9,288	9,324

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Chase Auto Owner Trust Class A3 Series 2024-1A	5.130%	5/25/29	9,780	9,860
[3,4]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/35	6,429	6,464
[3,4]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/35	9,951	10,071
[3,4]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/36	8,841	8,922
[3]	Citibank Credit Card Issuance Trust Class A1 Series 2023-A1	5.230%	12/8/27	15,250	15,349
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/28	16,760	16,949
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/28	18,500	18,753
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2024-1	5.110%	4/17/28	22,210	22,332
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2024-2	5.330%	8/15/28	25,040	25,290
[3]	CNH Equipment Trust Class A2 Series 2023-A	5.340%	9/15/26	1,572	1,574
[3]	CNH Equipment Trust Class A2 Series 2023-B	5.900%	2/16/27	8,130	8,160
[3]	CNH Equipment Trust Class A2 Series 2024-A	5.190%	7/15/27	9,984	9,997
[3]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	8,733	8,630
[3,4]	Dell Equipment Finance Trust Class A2 Series 2023-3	6.100%	4/23/29	4,362	4,378
[3,4]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/28	25,160	25,244
[3,4]	Dell Equipment Finance Trust Class A3 Series 2023-2	5.650%	1/22/29	4,710	4,741
[3,4]	Dell Equipment Finance Trust Class A3 Series 2023-3	5.930%	4/23/29	26,169	26,501
[3,4]	Dell Equipment Finance Trust Class A3 Series 2024-1	5.390%	3/22/30	5,110	5,165
[3,4]	Dell Equipment Finance Trust Class A3 Series 2024-2	4.590%	8/22/30	3,120	3,111
[3]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	17,500	17,570
[3]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	41,150	40,816
[3,4]	DLLAA LLC Class A2 Series 2023-1A	5.930%	7/20/26	4,313	4,331
[3,4]	DLLAD LLC Class A2 Series 2023-1A	5.190%	4/20/26	2,355	2,356
[3,4]	DLLAD LLC Class A2 Series 2024-1A	5.500%	8/20/27	4,110	4,135
[3,4]	DLLMT LLC Class A2 Series 2023-1A	5.780%	11/20/25	5,524	5,535
[3,4]	DLLST LLC Class A2 Series 2024-1A	5.330%	1/20/26	8,556	8,566
[3,4]	DLLST LLC Class A3 Series 2024-1A	5.050%	8/20/27	8,190	8,222
[3,4]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	1,580	1,576
[3]	Drive Auto Receivables Trust Class A3 Series 2024-1	5.350%	2/15/28	23,790	23,883
[3]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/28	20,600	20,496
[3]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	11,410	11,475
[3]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/29	12,860	12,751
[3,4]	Ent Auto Receivables Trust Class A2 Series 2023-1A	6.220%	8/16/27	2,908	2,917
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	377	376
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	627	624
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/29	6,032	6,061
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/30	8,578	8,640
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	11,961	12,167
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	6,870	6,908
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-2	5.740%	12/20/26	10,910	11,000
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-3	5.310%	4/20/27	5,790	5,822
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-4	4.690%	7/20/27	7,410	7,398
[3,4,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	5.857%	5/25/44	5,372	5,362
[3,4,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	6.557%	7/25/43	2,754	2,762
[3,4,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	5.907%	1/25/44	13,496	13,496
[3,4,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	5.957%	2/25/44	3,100	3,099
[3,4,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R06, SOFR30A + 1.050%	5.907%	9/25/44	5,680	5,681
[3,4,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2021-R02, SOFR30A + 0.900%	5.757%	11/25/41	4,315	4,313
[3,4,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	6.807%	9/25/43	7,791	7,820
[3,4,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2024-R05, SOFR30A +1.00%	5.857%	7/25/44	6,421	6,421
[3]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	39,870	40,308
[3]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/26	40,370	40,629
[3]	Ford Credit Auto Lease Trust Class A3 Series 2024-A	5.060%	5/15/27	19,390	19,474
[3]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	8,270	8,360
[3]	Ford Credit Auto Lease Trust Class A4 Series 2024-A	5.050%	6/15/27	1,710	1,717
[3]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/27	10,010	10,160
[3]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	8,430	8,484
[3]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	899	899
[3,4]	Ford Credit Auto Owner Trust Class A Series 2018-1	3.190%	7/15/31	8,568	8,539
[3,4]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	31,214	30,957
[3,4]	Ford Credit Auto Owner Trust Class A Series 2020-2	1.060%	4/15/33	46,724	45,143
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	9,420	9,425
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	13,290	13,396
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	45,424	44,015
[3,4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	51,988	52,168
[3,4,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	6.077%	10/25/44	6,140	6,146
[3,4,6,8]	Freddie Mac STACR REMICS Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	5.657%	10/25/41	2,623	2,621
[3,4,6,8]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA1, SOFR30A + 1.350%	6.207%	2/25/44	15,230	15,249
[3,4,6,8]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA2, SOFR30A + 1.200%	6.057%	5/25/44	16,456	16,489
[3,4,6,8]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA3, SOFR30A + 1.000%	6.027%	10/25/44	6,150	6,142

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,6,8]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA1, SOFR30A + 1.250%	6.107%	3/25/44	6,224	6,235
[3,4,6,8]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA2, SOFR30A + 1.200%	6.057%	8/25/44	8,245	8,252
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	8,262	8,268
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	9,320	9,332
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	8,750	8,792
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/27	23,820	23,957
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2023-2	5.090%	5/20/27	2,600	2,606
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2023-3	5.440%	8/20/27	6,000	6,048
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2024-2	5.360%	5/22/28	9,730	9,849
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/28	5,820	5,749
[3]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	6,290	6,371
[3]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	14,370	14,443
[3]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/28	5,110	5,170
[3]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/28	7,860	7,759
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	4,770	4,819
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-1	4.850%	12/18/28	8,760	8,805
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/34	51,130	47,940
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2023-1	5.340%	6/15/28	9,457	9,541
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2023-1	5.730%	6/15/28	4,000	4,042
[3,4]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	47,940	45,029
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-1	5.320%	8/17/26	16,814	16,863
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-2	5.280%	3/15/27	11,910	11,982
[3,4]	GreenState Auto Receivables Trust Class A2 Series 2024-1A	5.530%	8/16/27	8,300	8,325
[3]	Harley-Davidson Motorcycle Trust Class A2 Series 2023-B	5.920%	12/15/26	9,643	9,670
[3]	Harley-Davidson Motorcycle Trust Class A2A Series 2023-A	5.320%	6/15/26	411	411
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	2,104	2,090
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-A	5.370%	3/15/29	21,280	21,480
[3,4]	Hertz Vehicle Financing LLC Class A Series 2022-4A	3.730%	9/25/26	15,870	15,728
[3]	Honda Auto Receivables Owner Trust Class A2 Series 2023-4	5.870%	6/22/26	13,841	13,896
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	12,250	12,286
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	9,880	9,923
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	17,110	17,273
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/28	9,030	9,182
[3]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/28	17,720	17,924
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	24,540	24,875
[3]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/29	5,740	5,714
[3,4]	HPEFS Equipment Trust Class A2 Series 2023-2A	6.040%	1/21/31	9,265	9,301
[3,4]	HPEFS Equipment Trust Class A3 Series 2023-2A	5.990%	1/21/31	4,180	4,214
[3,4]	HPEFS Equipment Trust Class A3 Series 2024-1A	5.180%	5/20/31	19,310	19,392
[3,4]	HPEFS Equipment Trust Class A3 Series 2024-2A	5.360%	10/20/31	6,020	6,083
[3,4]	HPEFS Equipment Trust Class B Series 2024-1A	5.180%	5/20/31	3,955	3,977
[3,4]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/31	3,350	3,384
[3,4]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	5,560	5,585
[3,4]	Huntington Auto Trust Class A3 Series 2024-1A	5.230%	1/16/29	15,860	16,005
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/32	6,470	6,536
[3,4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/32	9,980	9,974
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-B	5.150%	6/15/26	14,720	14,735
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-C	5.800%	12/15/26	10,000	10,097
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-A	5.020%	3/15/27	11,360	11,406
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-B	5.410%	5/17/27	13,500	13,651
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2022-C	4.480%	8/17/26	16,042	16,026
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2023-B	5.170%	4/15/27	10,460	10,483
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2024-B	5.390%	3/15/28	2,700	2,729
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/28	6,175	6,248
[3]	Hyundai Auto Receivables Trust Class A2A Series 2023-C	5.800%	1/15/27	9,927	9,968
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	4,900	4,895
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	9,040	9,131
[3]	Hyundai Auto Receivables Trust Class A3 Series 2024-A	4.990%	2/15/29	12,670	12,772
[3]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	12,750	12,792
[3,4]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	129	129
[3,4]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-3	0.760%	2/26/29	1,705	1,684
[3,4]	Kubota Credit Owner Trust Class A2 Series 2023-2A	5.610%	7/15/26	7,480	7,501
[3,4]	Kubota Credit Owner Trust Class A2 Series 2024-1A	5.390%	1/15/27	36,520	36,649
[3,4]	Kubota Credit Owner Trust Class A3 Series 2022-2A	4.090%	12/15/26	6,777	6,746
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-1A	5.230%	1/18/28	7,390	7,413
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-2A	5.610%	8/15/28	9,670	9,769
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-3A	4.520%	3/15/29	8,830	8,786
[3,4]	Master Credit Card Trust II Class A Series 2022-1A	1.660%	7/21/26	8,150	8,089
[3,4,6]	Master Credit Card Trust II Class A Series 2024-1A, SOFR30A + 0.750%	5.743%	1/21/28	35,050	35,146
[3]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	32,340	32,338

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Mercedes-Benz Auto Lease Trust Class A3 Series 2024-A	5.320%	1/18/28	14,930	15,134
[3,4]	MMAF Equipment Finance LLC Class A2 Series 2024-A	5.200%	9/13/27	19,421	19,472
[3,4]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/29	4,630	4,684
[3,4]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2023-1	6.180%	8/25/28	11,208	11,328
[3]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	5,540	5,559
[3]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/27	26,040	26,141
[3]	Nissan Auto Lease Trust Class A4 Series 2024-A	4.970%	9/15/28	3,090	3,100
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-B	5.930%	3/15/28	16,650	16,927
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2024-B	4.340%	3/15/29	23,420	23,328
[3,4]	PFS Financing Corp. Class A Series 2022-C	3.890%	5/15/27	5,015	4,988
[3,4]	PFS Financing Corp. Class A Series 2022-D	4.270%	8/15/27	19,468	19,378
[3,4,6]	PFS Financing Corp. Class A Series 2024-A, SOFR30A + 0.850%	5.860%	1/15/28	25,980	26,058
[3,4]	Porsche Financial Auto Securitization Trust Class A2A Series 2023-2A	5.880%	11/23/26	4,963	4,974
[3,4]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/28	11,900	11,913
[3,4]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-2A	5.790%	1/22/29	10,540	10,658
[3,4]	Porsche Innovative Lease Owner Trust Class A4 Series 2024-2A	4.260%	9/20/30	11,470	11,347
[3,4,6]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	5.600%	2/3/53	3,537	3,533
[3,4]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/32	861	868
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/33	909	916
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/32	2,510	2,522
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	1,948	1,965
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/32	2,710	2,717
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/33	2,125	2,148
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/32	3,290	3,296
[3,4]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	498	497
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-1	4.880%	4/15/27	3,227	3,226
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	9,057	9,064
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-3	5.610%	10/15/27	8,270	8,294
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	5,760	5,797
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-6	5.930%	7/17/28	2,180	2,201
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024 -1	5.250%	4/17/28	19,000	19,073
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/28	21,620	21,857
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/29	11,760	11,917
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-5	4.620%	11/15/28	16,180	16,140
[3]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	5,985	5,952
[3]	Santander Drive Auto Receivables Trust Class B Series 2024-1	5.230%	12/15/28	5,950	5,985
[3]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/29	10,940	10,889
[3,4]	Santander Retail Auto Lease Trust Class A4 Series 2022-B	3.330%	10/20/26	14,649	14,618
[3,4]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	12,140	12,104
[3,4]	SBNA Auto Lease Trust Class A3 Series 2023-A	6.510%	4/20/27	17,670	17,911
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-A	5.390%	11/20/26	20,790	20,894
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-B	5.560%	11/22/27	14,930	15,106
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-C	4.560%	2/22/28	6,030	6,015
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-A	5.240%	1/22/29	8,650	8,697
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-B	5.550%	12/20/28	5,810	5,901
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-C	4.420%	3/20/29	6,580	6,523
[3,4]	SBNA Auto Receivables Trust Class A3 Series 2024-A	5.320%	12/15/28	8,570	8,617
[3,4]	SCCU Auto Receivables Trust Class A2 Series 2023-1A	5.850%	5/17/27	3,847	3,859
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2023-1A	5.700%	10/16/28	9,560	9,684
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2024-1A	5.110%	6/15/29	11,910	11,960
[3,4]	SFS Auto Receivables Securitization Trust Class A2 Series 2024-1A	5.350%	6/21/27	8,693	8,710
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-1A	4.950%	5/21/29	16,410	16,480
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-3A	4.550%	6/20/30	14,800	14,737
[3]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	38,115	37,867
[3]	Synchrony Card Funding LLC Class A Series 2022-A2	3.860%	7/15/28	31,708	31,501
[3,4]	Tesla Auto Lease Trust Class A3 Series 2023-A	5.890%	6/22/26	18,980	19,051
[3,4]	Tesla Auto Lease Trust Class A3 Series 2023-B	6.130%	9/21/26	34,390	34,643
[3,4]	Tesla Auto Lease Trust Class A3 Series 2024-A	5.300%	6/21/27	10,610	10,666
[3,4]	Tesla Auto Lease Trust Class A4 Series 2023-A	5.940%	7/20/27	4,750	4,788
[3,4]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	4,340	4,394
[3,4]	Tesla Electric Vehicle Trust Class A3 Series 2023-1	5.380%	6/20/28	11,030	11,150
[3,4]	T-Mobile US Trust Class A Series 2024-1A	5.050%	9/20/29	18,980	19,093
[3,4]	T-Mobile US Trust Class A Series 2024-2A	4.250%	5/21/29	21,310	21,052
[3,4]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	36,173	35,477
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	11,900	11,911
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	7,390	7,443
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/28	20,780	20,870
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/29	11,950	11,910
[3,4]	Toyota Lease Owner Trust Class A2A Series 2023-B	5.730%	4/20/26	4,676	4,690
[3,4]	Toyota Lease Owner Trust Class A3 Series 2023-A	4.930%	4/20/26	39,201	39,206

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Toyota Lease Owner Trust Class A3 Series 2023-B	5.660%	11/20/26	35,870	36,222
[3,4]	Toyota Lease Owner Trust Class A3 Series 2024-A	5.250%	4/20/27	10,640	10,726
[3,4]	Toyota Lease Owner Trust Class A4 Series 2024-A	5.260%	6/20/28	2,930	2,960
[3,4]	Toyota Lease Owner Trust Class A4 Series 2024-B	4.250%	1/22/29	12,370	12,249
[3,4,6]	Trillium Credit Card Trust II Class A Series 2024-1A, SOFR + 0.750%	5.574%	12/26/28	25,990	26,040
[3,4]	US Bank NA Class B Series 2023-1	6.789%	8/25/32	2,140	2,165
[3,4]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/28	24,640	24,871
[3]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	16,180	16,058
[3]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	22,000	22,160
[3]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/28	31,920	32,041
[3]	Verizon Master Trust Class B Series 2024-4	5.400%	6/20/29	5,560	5,607
[3]	Verizon Master Trust Class C Series 2024-1	5.490%	12/20/28	11,380	11,432
[3]	Verizon Master Trust Class C Series 2024-4	5.600%	6/20/29	3,504	3,534
[3]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	36,800	37,128
[3]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/27	21,880	22,092
[3]	Volkswagen Auto Loan Enhanced Trust Class A2A Series 2023-1	5.500%	12/21/26	7,446	7,460
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2024-1A	4.290%	10/16/28	11,050	10,920
[3,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2022-1A	2.470%	10/18/36	290	290
[3]	World Omni Auto Receivables Trust Class A2A Series 2023-C	5.570%	12/15/26	7,109	7,121
[3]	World Omni Auto Receivables Trust Class A2A Series 2023-D	5.910%	2/16/27	10,447	10,487
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	9,200	9,191
[3]	World Omni Automobile Lease Securitization Trust Class A3 Series 2023-A	5.070%	9/15/26	28,384	28,415
[3]	World Omni Automobile Lease Securitization Trust Class A3 Series 2024-A	5.260%	10/15/27	14,240	14,371
[3]	World Omni Automobile Lease Securitization Trust Class A4 Series 2023-A	5.040%	7/17/28	10,150	10,176
[3]	World Omni Select Auto Trust Class A3 Series 2024-A	4.980%	2/15/30	12,280	12,328
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,490,123)					3,514,569
Corporate Bonds (62.7%)
Communications (3.2%)
	AT&T Inc.	1.700%	3/25/26	43,444	41,687
	AT&T Inc.	2.950%	7/15/26	5,010	4,872
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	18,781	18,759
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	30,131	30,759
	Discovery Communications LLC	4.900%	3/11/26	6,423	6,386
[4]	Expedia Group Inc.	6.250%	5/1/25	25,000	25,038
	Expedia Group Inc.	5.000%	2/15/26	27,451	27,498
[4]	Netflix Inc.	3.625%	6/15/25	36,903	36,614
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	7,200	7,200
	Rogers Communications Inc.	2.950%	3/15/25	18,700	18,550
	Rogers Communications Inc.	3.625%	12/15/25	24,062	23,726
	Sprint LLC	7.625%	2/15/25	37,265	37,315
	Sprint LLC	7.625%	3/1/26	8,274	8,491
	Take-Two Interactive Software Inc.	3.550%	4/14/25	19,050	18,918
	Take-Two Interactive Software Inc.	5.000%	3/28/26	4,883	4,901
	T-Mobile USA Inc.	3.500%	4/15/25	13,691	13,597
	T-Mobile USA Inc.	1.500%	2/15/26	17,796	17,084
	T-Mobile USA Inc.	2.250%	2/15/26	7,405	7,173
	TWDC Enterprises 18 Corp.	1.850%	7/30/26	3,887	3,717
	Warnermedia Holdings Inc.	3.638%	3/15/25	26,509	26,347
	Warnermedia Holdings Inc.	3.788%	3/15/25	43,977	43,763
					422,395
Consumer Discretionary (6.8%)
[6]	American Honda Finance Corp., SOFR + 0.500%	5.343%	1/12/26	70,000	69,978
[6]	American Honda Finance Corp., SOFR + 0.550%	5.383%	5/11/26	37,040	37,031
[6]	American Honda Finance Corp., SOFR + 0.710%	5.554%	7/9/27	37,260	37,260
	AutoZone Inc.	3.250%	4/15/25	14,889	14,769
[4,6]	BMW U.S. Capital LLC, SOFR + 0.800%	5.892%	8/13/26	44,675	44,831
[4]	BMW US Capital LLC	5.050%	4/2/26	52,500	52,794
	eBay Inc.	1.400%	5/10/26	9,770	9,298
	Ford Motor Credit Co. LLC	5.125%	6/16/25	36,002	35,912
	Ford Motor Credit Co. LLC	4.134%	8/4/25	13,570	13,450
	Ford Motor Credit Co. LLC	3.375%	11/13/25	16,250	15,939
	Ford Motor Credit Co. LLC	2.700%	8/10/26	2,676	2,553
	General Motors Co.	6.125%	10/1/25	14,090	14,217
	General Motors Financial Co. Inc.	2.900%	2/26/25	6,001	5,957
	General Motors Financial Co. Inc.	3.800%	4/7/25	35,920	35,712
	General Motors Financial Co. Inc.	1.500%	6/10/26	16,391	15,530
	General Motors Financial Co. Inc.	5.000%	4/9/27	11,375	11,390
	General Motors Financial Co. Inc.	5.400%	5/8/27	11,954	12,095

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Home Depot Inc., SOFR + 0.330%	5.196%	12/24/25	22,285	22,288
	Marriott International Inc.	3.750%	10/1/25	3,634	3,606
	Marriott International Inc.	3.125%	6/15/26	3,664	3,578
[4]	Mercedes-Benz Finance North America LLC	5.375%	8/1/25	46,665	46,862
[4]	Mercedes-Benz Finance North America LLC	4.900%	1/9/26	74,000	74,168
[4,6]	Mercedes-Benz Finance North America LLC, SOFR + 0.630%	5.470%	7/31/26	34,000	34,023
	Ross Stores Inc.	0.875%	4/15/26	20,000	18,938
	Tapestry Inc.	7.050%	11/27/25	16,926	17,160
[9]	Toyota Finance Australia Ltd.	2.930%	3/21/25	11,950	7,806
[9]	Toyota Finance Australia Ltd.	4.450%	4/6/26	9,610	6,286
[6,9]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 1.000%	5.425%	4/6/26	15,050	9,938
	Toyota Motor Credit Corp.	4.350%	10/8/27	7,785	7,755
[6]	Toyota Motor Credit Corp., SOFR + 0.450%	5.294%	4/10/26	37,035	37,052
[6]	Toyota Motor Credit Corp., SOFR + 0.770%	5.877%	8/7/26	22,340	22,463
[4]	Volkswagen Group of America Finance LLC	5.800%	9/12/25	16,602	16,748
[4]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	16,368	15,733
[4]	Volkswagen Group of America Finance LLC	5.400%	3/20/26	71,055	71,331
[4,6]	Volkswagen Group of America Finance LLC, SOFR + 1.060%	6.129%	8/14/26	40,610	40,701
					885,152
Consumer Staples (3.1%)
	Altria Group Inc.	4.400%	2/14/26	20,562	20,461
	Altria Group Inc.	2.625%	9/16/26	31,934	30,763
[4]	BAT International Finance plc	3.950%	6/15/25	7,370	7,323
	BAT International Finance plc	1.668%	3/25/26	52,207	49,991
	Campbell Soup Co.	5.300%	3/20/26	33,072	33,319
	Constellation Brands Inc.	4.750%	11/15/24	9,153	9,150
	Constellation Brands Inc.	4.400%	11/15/25	9,195	9,151
	Dollar General Corp.	4.150%	11/1/25	16,614	16,482
	Haleon UK Capital plc	3.125%	3/24/25	28,245	28,037
	Kroger Co.	4.700%	8/15/26	8,070	8,094
	McCormick & Co. Inc.	0.900%	2/15/26	5,104	4,859
	Molson Coors Beverage Co.	3.000%	7/15/26	15,819	15,395
	Mondelez International Inc.	1.500%	5/4/25	12,544	12,328
	Philip Morris International Inc.	5.125%	11/15/24	70,809	70,788
	Philip Morris International Inc.	5.000%	11/17/25	5,830	5,859
	Philip Morris International Inc.	2.750%	2/25/26	54,128	52,826
	Philip Morris International Inc.	4.750%	2/12/27	7,115	7,139
	Reynolds American Inc.	4.450%	6/12/25	16,810	16,747
	Tyson Foods Inc.	3.550%	6/2/27	11,000	10,675
					409,387
Energy (2.7%)
	Boardwalk Pipelines LP	5.950%	6/1/26	3,690	3,730
	Canadian Natural Resources Ltd.	3.850%	6/1/27	12,016	11,751
	Enbridge Energy Partners LP	5.875%	10/15/25	11,628	11,715
	Energy Transfer LP	4.050%	3/15/25	5,000	4,980
	Energy Transfer LP	2.900%	5/15/25	25,816	25,518
	Energy Transfer LP	4.750%	1/15/26	7,591	7,580
	Energy Transfer LP	3.900%	7/15/26	19,955	19,667
[4]	EQT Corp.	3.125%	5/15/26	3,366	3,261
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	15,118	14,329
	Kinder Morgan Inc.	4.300%	6/1/25	7,001	6,974
	Marathon Petroleum Corp.	4.700%	5/1/25	28,662	28,617
	MPLX LP	4.875%	6/1/25	52,052	52,008
	MPLX LP	1.750%	3/1/26	2,606	2,502
	Occidental Petroleum Corp.	5.875%	9/1/25	12,420	12,473
	Occidental Petroleum Corp.	5.500%	12/1/25	18,221	18,266
	Occidental Petroleum Corp.	5.550%	3/15/26	4,646	4,674
	Occidental Petroleum Corp.	5.000%	8/1/27	3,190	3,188
	Ovintiv Inc.	5.650%	5/15/25	21,605	21,671
	Petroleos Mexicanos	6.875%	10/16/25	10,915	10,936
	Petroleos Mexicanos	4.500%	1/23/26	5,050	4,921
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	38,420	38,345
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	4,975	5,031
	Spectra Energy Partners LP	3.500%	3/15/25	1,742	1,731
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	4,690	4,825
	Western Midstream Operating LP	3.100%	2/1/25	11,950	11,870
	Western Midstream Operating LP	3.950%	6/1/25	1,775	1,758
	Williams Cos. Inc.	3.900%	1/15/25	6,190	6,173

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	5.400%	3/2/26	18,360	18,487
					356,981
Financials (29.8%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	14,686	14,821
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	9,875	9,850
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	11,500	11,057
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	30,444	29,058
	Affiliated Managers Group Inc.	3.500%	8/1/25	65,000	64,365
	Aflac Inc.	1.125%	3/15/26	2,564	2,443
	Air Lease Corp.	2.875%	1/15/26	27,050	26,410
	Air Lease Corp.	5.300%	6/25/26	26,000	26,219
	Air Lease Corp.	1.875%	8/15/26	8,800	8,362
	Allstate Corp.	0.750%	12/15/25	6,959	6,657
	Allstate Corp.	3.280%	12/15/26	2,890	2,813
	American Express Co.	4.990%	5/1/26	35,932	35,916
	American Express Co.	6.338%	10/30/26	27,171	27,551
	American Express Co.	5.645%	4/23/27	17,980	18,208
[6]	American Express Co., SOFR + 0.930%	5.770%	7/26/28	55,800	56,040
[4]	Apollo Management Holdings LP	4.400%	5/27/26	30,101	29,856
[4]	Athene Global Funding	5.684%	2/23/26	36,830	37,119
[4]	Athene Global Funding	5.620%	5/8/26	90,170	90,984
[4,6]	Athene Global Funding, SOFR + 1.030%	6.037%	8/27/26	22,150	22,175
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	82,492	83,065
	Banco Santander SA	2.746%	5/28/25	11,200	11,055
	Banco Santander SA	5.147%	8/18/25	2,573	2,576
[6]	Banco Santander SA, SOFR + 1.120%	5.964%	7/15/28	29,800	29,851
	Bank of America Corp.	3.366%	1/23/26	20,000	19,907
	Bank of America Corp.	2.015%	2/13/26	36,355	36,013
	Bank of America Corp.	1.197%	10/24/26	25,645	24,738
	Bank of America Corp.	3.559%	4/23/27	16,185	15,893
	Bank of America Corp.	1.734%	7/22/27	12,650	12,002
	Bank of Montreal	5.920%	9/25/25	67,935	68,708
	Bank of Montreal	1.250%	9/15/26	20,000	18,799
	Bank of Montreal	5.266%	12/11/26	20,388	20,654
	Bank of New York Mellon	5.148%	5/22/26	22,080	22,102
	Bank of New York Mellon Corp.	4.414%	7/24/26	12,440	12,391
[6]	Bank of New York Mellon Corp., SOFR + 0.830%	5.672%	7/21/28	60,500	60,611
	Bank of Nova Scotia	5.450%	6/12/25	120,500	120,889
	Bank of Nova Scotia	4.750%	2/2/26	3,373	3,377
	Bank of Nova Scotia	1.050%	3/2/26	5,743	5,477
[4]	Banque Federative du Credit Mutuel SA	4.935%	1/26/26	8,384	8,398
[4]	Banque Federative du Credit Mutuel SA	5.896%	7/13/26	118,555	120,867
	Barclays plc	2.852%	5/7/26	11,000	10,868
[4]	BPCE SA	5.100%	1/26/26	37,500	37,500
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	59,660	59,765
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	14,975	15,208
[6]	Canadian Imperial Bank of Commerce, SOFR + 0.930%	5.842%	9/11/27	36,860	36,941
	Charles Schwab Corp.	0.900%	3/11/26	5,724	5,438
	Charles Schwab Corp.	1.150%	5/13/26	7,059	6,701
	Citibank NA	5.438%	4/30/26	30,729	31,098
[6]	Citibank NA, SOFR + 0.708%	5.833%	8/6/26	34,730	34,823
	Citigroup Inc.	3.700%	1/12/26	7,870	7,778
	Citigroup Inc.	2.014%	1/25/26	9,450	9,377
	Citigroup Inc.	3.290%	3/17/26	19,058	18,923
	Citigroup Inc.	5.610%	9/29/26	10,000	10,055
	Cooperatieve Rabobank UA	4.850%	1/9/26	17,655	17,719
[4]	Cooperatieve Rabobank UA	1.106%	2/24/27	14,125	13,433
[6]	Cooperatieve Rabobank UA, SOFR + 0.620%	5.613%	8/28/26	18,470	18,497
	Corebridge Financial Inc.	3.500%	4/4/25	43,778	43,498
[4]	Corebridge Global Funding	5.350%	6/24/26	37,130	37,514
[4]	Credit Agricole SA	1.247%	1/26/27	5,000	4,769
[4]	Danske Bank A/S	6.259%	9/22/26	60,075	60,706
	Fidelity National Information Services Inc.	1.150%	3/1/26	27,169	25,904
	Fiserv Inc.	3.200%	7/1/26	4,500	4,393
	Franklin Resources Inc.	2.850%	3/30/25	4,895	4,853
[4]	GA Global Funding Trust	3.850%	4/11/25	3,239	3,222
	GATX Corp.	3.250%	9/15/26	4,500	4,384
	Global Payments Inc.	2.650%	2/15/25	15,574	15,459
	Global Payments Inc.	1.200%	3/1/26	10,000	9,539

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Global Payments Inc.	4.800%	4/1/26	4,648	4,640
	Goldman Sachs Bank USA	5.283%	3/18/27	35,880	36,103
	Goldman Sachs Bank USA	5.414%	5/21/27	25,000	25,235
	Goldman Sachs Group Inc.	5.798%	8/10/26	47,150	47,445
	Goldman Sachs Group Inc.	1.542%	9/10/27	51,027	48,067
	HSBC Holdings plc	2.999%	3/10/26	21,360	21,188
	HSBC Holdings plc	1.645%	4/18/26	25,970	25,555
	HSBC Holdings plc	2.099%	6/4/26	18,000	17,685
	HSBC Holdings plc	4.292%	9/12/26	37,825	37,563
	HSBC Holdings plc	5.597%	5/17/28	31,840	32,314
	Huntington Bancshares Inc.	4.000%	5/15/25	16,995	16,903
	Huntington National Bank	5.699%	11/18/25	21,688	21,687
[4]	ING Groep NV	1.400%	7/1/26	10,240	9,986
	ING Groep NV	3.950%	3/29/27	25,518	25,004
	Intercontinental Exchange Inc.	3.650%	5/23/25	75,290	74,777
	Invesco Finance plc	3.750%	1/15/26	23,177	22,875
	JPMorgan Chase & Co.	1.040%	2/4/27	7,185	6,850
	JPMorgan Chase & Co.	1.578%	4/22/27	25,000	23,857
	JPMorgan Chase & Co.	1.470%	9/22/27	15,000	14,113
[6]	JPMorgan Chase & Co., SOFR + 0.860%	5.701%	10/22/28	28,564	28,614
[6]	JPMorgan Chase & Co., SOFR + 0.930%	5.771%	7/22/28	56,000	56,264
	Lloyds Banking Group plc	4.716%	8/11/26	14,940	14,882
[4]	LSEGA Financing plc	1.375%	4/6/26	9,000	8,598
[6,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	7.268%	5/28/30	3,730	2,482
[4]	Macquarie Group Ltd.	6.207%	11/22/24	43,382	43,406
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	2,551	2,533
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	3,326	3,312
[5,6]	Marsh & McLennan Cos. Inc., SOFR + 0.700%	5.539%	11/8/27	18,520	18,614
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	8,364	8,329
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	20,495	20,016
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	55,720	55,789
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	225	224
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	16,233	16,254
	Mizuho Financial Group Inc.	2.226%	5/25/26	6,370	6,268
	Morgan Stanley	3.125%	7/27/26	13,080	12,755
	Morgan Stanley	0.985%	12/10/26	8,624	8,262
	Morgan Stanley	1.593%	5/4/27	14,780	14,092
	Morgan Stanley	1.512%	7/20/27	5,581	5,281
	Morgan Stanley Bank NA	5.504%	5/26/28	14,060	14,301
[6]	Morgan Stanley Bank NA, SOFR + 0.685%	5.527%	10/15/27	37,000	37,025
[6]	Morgan Stanley Bank NA, SOFR + 0.940%	5.783%	7/14/28	67,765	68,004
	Nasdaq Inc.	5.650%	6/28/25	51,200	51,423
	Nasdaq Inc.	3.850%	6/30/26	6,000	5,917
	National Bank of Canada	5.250%	1/17/25	36,650	36,646
	National Bank of Canada	5.600%	7/2/27	35,000	35,412
[4]	National Securities Clearing Corp.	5.150%	6/26/26	5,660	5,708
	NatWest Group plc	7.472%	11/10/26	10,848	11,106
[4]	NatWest Markets plc	5.416%	5/17/27	8,400	8,526
	Nomura Holdings Inc.	1.653%	7/14/26	2,210	2,090
[4]	Nuveen Finance LLC	4.125%	11/1/24	9,060	9,060
	ORIX Corp.	3.250%	12/4/24	1,163	1,160
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.000%	7/15/25	16,890	16,756
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	6,085	6,040
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.700%	6/15/26	4,871	4,628
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	5,010	5,055
	PNC Financial Services Group Inc.	5.812%	6/12/26	66,452	66,763
	PNC Financial Services Group Inc.	4.758%	1/26/27	10,000	9,991
	PNC Financial Services Group Inc.	5.102%	7/23/27	37,204	37,442
	PNC Financial Services Group Inc.	6.615%	10/20/27	1,000	1,036
[6]	Royal Bank of Canada, SOFR + 0.790%	5.632%	7/23/27	103,240	103,514
[6]	Royal Bank of Canada, SOFR + 0.860%	5.703%	10/18/28	55,000	55,054
[4]	Standard Chartered plc	1.456%	1/14/27	4,500	4,304
	State Street Corp.	2.354%	11/1/25	20,980	20,980
	State Street Corp.	5.104%	5/18/26	77,660	77,663
[6]	State Street Corp., SOFR + 0.640%	5.509%	10/22/27	19,500	19,572
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	29,142	28,509
[4,6]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%	5.914%	9/10/27	36,860	37,128
	Toronto-Dominion Bank	0.750%	1/6/26	19,000	18,131
	Toronto-Dominion Bank	1.200%	6/3/26	15,522	14,694
	Toronto-Dominion Bank	5.532%	7/17/26	21,658	21,948

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Truist Financial Corp.	3.700%	6/5/25	11,930	11,850
	Truist Financial Corp.	1.200%	8/5/25	780	760
	Truist Financial Corp.	4.260%	7/28/26	4,579	4,550
	UBS AG	2.950%	4/9/25	14,930	14,801
	UBS AG	5.800%	9/11/25	54,776	55,349
	UBS AG	1.250%	8/7/26	11,024	10,406
[4]	UBS Group AG	4.125%	4/15/26	10,048	9,940
	UBS Group AG	4.550%	4/17/26	9,125	9,089
[4]	UBS Group AG	2.193%	6/5/26	10,000	9,822
[4]	UBS Group AG	5.711%	1/12/27	6,944	6,996
[4]	UBS Group AG	1.305%	2/2/27	44,440	42,426
	US Bancorp	3.950%	11/17/25	6,863	6,816
	US Bancorp	5.727%	10/21/26	60,000	60,495
	US Bancorp	6.787%	10/26/27	49,923	51,839
[6]	US Bank NA, SOFR + 0.690%	5.531%	10/22/27	36,000	35,955
	Verisk Analytics Inc.	4.000%	6/15/25	4,151	4,125
	Voya Financial Inc.	3.650%	6/15/26	5,642	5,537
	Wells Fargo & Co.	2.164%	2/11/26	18,650	18,490
	Wells Fargo & Co.	2.188%	4/30/26	48,375	47,683
	Wells Fargo & Co.	4.540%	8/15/26	7,672	7,641
	Wells Fargo & Co.	3.196%	6/17/27	18,500	18,040
	Wells Fargo Bank NA	4.811%	1/15/26	34,500	34,579
					3,906,239
Health Care (3.7%)
	AbbVie Inc.	4.800%	3/15/27	49,725	50,061
	Amgen Inc.	3.125%	5/1/25	29,803	29,506
	CVS Health Corp.	3.875%	7/20/25	19,588	19,416
	CVS Health Corp.	5.000%	2/20/26	21,822	21,834
	CVS Health Corp.	2.875%	6/1/26	41,620	40,326
	Elevance Health Inc.	5.350%	10/15/25	14,260	14,344
	Elevance Health Inc.	1.500%	3/15/26	14,885	14,258
	Elevance Health Inc.	4.500%	10/30/26	17,700	17,670
	GE HealthCare Technologies Inc.	5.600%	11/15/25	73,885	74,504
	HCA Inc.	5.375%	2/1/25	53,404	53,400
	HCA Inc.	5.875%	2/15/26	5,000	5,036
	HCA Inc.	4.500%	2/15/27	3,015	2,991
	Quest Diagnostics Inc.	3.500%	3/30/25	48,375	48,058
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	33,287	32,507
	Stryker Corp.	1.150%	6/15/25	7,034	6,878
	Stryker Corp.	3.375%	11/1/25	17,232	17,043
[6]	UnitedHealth Group Inc., SOFR + 0.500%	5.344%	7/15/26	29,760	29,816
	Zoetis Inc.	5.400%	11/14/25	6,779	6,822
					484,470
Industrials (2.9%)
[4]	BAE Systems Holdings Inc.	3.850%	12/15/25	17,000	16,801
	Boeing Co.	4.875%	5/1/25	58,864	58,705
	Boeing Co.	2.750%	2/1/26	3,690	3,578
	Boeing Co.	2.196%	2/4/26	5,000	4,816
[4]	Boeing Co.	6.259%	5/1/27	3,890	3,980
[9]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	21,090	13,809
	Carrier Global Corp.	2.242%	2/15/25	10,000	9,919
	CNH Industrial Capital LLC	5.450%	10/14/25	10,580	10,653
[4]	Daimler Truck Finance North America LLC	5.200%	1/17/25	25,600	25,608
[4]	Daimler Truck Finance North America LLC	5.600%	8/8/25	26,187	26,357
[4]	Daimler Truck Finance North America LLC	5.000%	1/15/27	14,925	14,998
	Delta Air Lines Inc.	7.375%	1/15/26	40,541	41,514
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	6,144	6,050
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	25,046	24,898
	Ingersoll Rand Inc.	5.197%	6/15/27	28,270	28,626
[9]	Lonsdale Finance Pty Ltd.	3.900%	10/15/25	23,570	15,336
	Northrop Grumman Corp.	3.200%	2/1/27	15,400	14,951
[9]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	3,680	2,417
	RTX Corp.	3.950%	8/16/25	5,989	5,951
	RTX Corp.	2.650%	11/1/26	8,850	8,529
	Ryder System Inc.	4.625%	6/1/25	9,462	9,437
	Ryder System Inc.	3.350%	9/1/25	14,863	14,671
	Southwest Airlines Co.	5.125%	6/15/27	19,296	19,425
[6,9]	WSO Finance Pty Ltd., 3M Australian Bank Bill Rate + 2.000%	6.415%	7/14/26	2,280	1,514
					382,543

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Materials (1.1%)
	CEMEX Materials LLC	7.700%	7/21/25	8,097	8,212
	DuPont de Nemours Inc.	4.493%	11/15/25	49,736	49,584
	Eastman Chemical Co.	3.800%	3/15/25	1,173	1,166
	Ecolab Inc.	2.700%	11/1/26	10,770	10,400
[4]	Glencore Funding LLC	4.000%	4/16/25	3,304	3,285
	Newmont Corp. / Newcrest Finance Pty Ltd.	5.300%	3/15/26	37,301	37,626
	Nutrien Ltd.	5.950%	11/7/25	13,126	13,312
	Nutrien Ltd.	4.000%	12/15/26	10,636	10,460
	Southern Copper Corp.	3.875%	4/23/25	7,842	7,775
					141,820
Real Estate (3.0%)
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	4,000	3,971
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	4,124	4,045
	American Tower Corp.	2.950%	1/15/25	24,602	24,477
	American Tower Corp.	2.400%	3/15/25	8,660	8,576
	American Tower Corp.	4.000%	6/1/25	12,807	12,740
	American Tower Corp.	1.300%	9/15/25	6,059	5,877
	American Tower Corp.	4.400%	2/15/26	16,766	16,683
	American Tower Corp.	1.600%	4/15/26	9,817	9,374
	AvalonBay Communities Inc.	3.450%	6/1/25	4,595	4,559
	AvalonBay Communities Inc.	3.500%	11/15/25	2,540	2,512
	AvalonBay Communities Inc.	2.900%	10/15/26	10,780	10,435
	Boston Properties LP	3.650%	2/1/26	4,158	4,080
	Brixmor Operating Partnership LP	3.850%	2/1/25	16,877	16,809
	Brixmor Operating Partnership LP	4.125%	6/15/26	14,132	13,943
	CubeSmart LP	4.000%	11/15/25	2,659	2,629
	CubeSmart LP	3.125%	9/1/26	8,653	8,392
	DOC DR LLC	4.300%	3/15/27	4,096	4,047
	Equinix Inc.	1.250%	7/15/25	20,846	20,301
	ERP Operating LP	3.375%	6/1/25	6,628	6,576
	ERP Operating LP	2.850%	11/1/26	3,346	3,239
	Essex Portfolio LP	3.500%	4/1/25	31,767	31,562
	Essex Portfolio LP	3.375%	4/15/26	7,631	7,465
	Healthpeak OP LLC	4.000%	6/1/25	15,845	15,755
	Healthpeak OP LLC	1.350%	2/1/27	5,000	4,630
	Kilroy Realty LP	3.450%	12/15/24	10,203	10,169
	Kimco Realty OP LLC	3.300%	2/1/25	28,146	28,007
	Mid-America Apartments LP	4.000%	11/15/25	12,387	12,300
	NNN REIT Inc.	4.000%	11/15/25	6,741	6,683
	Prologis LP	3.250%	6/30/26	2,413	2,365
	Realty Income Corp.	4.625%	11/1/25	13,903	13,890
	Realty Income Corp.	4.125%	10/15/26	7,609	7,543
	Simon Property Group LP	3.300%	1/15/26	8,380	8,247
	Ventas Realty LP	2.650%	1/15/25	7,802	7,761
	Ventas Realty LP	4.125%	1/15/26	21,052	20,840
	Welltower OP LLC	4.000%	6/1/25	27,787	27,642
	WP Carey Inc.	4.250%	10/1/26	7,912	7,821
					395,945
Technology (2.8%)
	Broadcom Inc.	3.459%	9/15/26	3,993	3,911
	Dell International LLC / EMC Corp.	6.020%	6/15/26	14,266	14,502
	Dell International LLC / EMC Corp.	4.900%	10/1/26	17,966	18,015
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	79,002	78,649
	HP Inc.	2.200%	6/17/25	19,613	19,272
	HP Inc.	1.450%	6/17/26	7,350	6,968
	IBM International Capital Pte Ltd.	4.700%	2/5/26	6,420	6,424
	Intel Corp.	4.875%	2/10/26	15,336	15,332
	Intel Corp.	2.600%	5/19/26	8,959	8,654
	Intel Corp.	3.750%	3/25/27	8,653	8,420
	NXP BV / NXP Funding LLC	5.350%	3/1/26	33,904	34,108
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	50,929	50,287
	Oracle Corp.	2.500%	4/1/25	55,216	54,663
	Oracle Corp.	5.800%	11/10/25	4,666	4,715
	Oracle Corp.	2.650%	7/15/26	23,000	22,247
	Roper Technologies Inc.	1.000%	9/15/25	26,555	25,742
					371,909

Vanguard® Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utilities (3.6%)
	Ameren Corp.	3.650%	2/15/26	22,645	22,306
	American Electric Power Co. Inc.	5.699%	8/15/25	17,790	17,885
	Appalachian Power Co.	3.400%	6/1/25	920	911
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	43,386	43,244
	CenterPoint Energy Inc.	5.250%	8/10/26	25,669	25,863
[9]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	15,830	10,331
	DTE Energy Co.	1.050%	6/1/25	15,379	15,043
	Duke Energy Corp.	0.900%	9/15/25	10,000	9,666
	Duke Energy Corp.	2.650%	9/1/26	46,312	44,695
[9]	Energy Partnership Gas Pty Ltd.	3.642%	12/11/24	24,380	16,020
	Entergy Corp.	2.950%	9/1/26	4,019	3,893
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	18,367	18,362
	Exelon Corp.	3.950%	6/15/25	4,480	4,452
	ITC Holdings Corp.	3.250%	6/30/26	12,441	12,125
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	16,030	16,153
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	32,280	32,387
	NiSource Inc.	0.950%	8/15/25	39,548	38,331
	PPL Capital Funding Inc.	3.100%	5/15/26	20,555	20,020
	Public Service Enterprise Group Inc.	0.800%	8/15/25	14,130	13,677
	San Diego Gas & Electric Co.	2.500%	5/15/26	24,149	23,446
	Sempra	3.300%	4/1/25	1,980	1,966
	Southern California Edison Co.	4.400%	9/6/26	9,050	9,020
	Southern Co.	5.150%	10/6/25	25,611	25,739
	Virginia Electric and Power Co.	3.150%	1/15/26	2,370	2,330
[3]	Virginia Power Fuel Securitization LLC	5.088%	5/1/29	10,060	10,097
	WEC Energy Group Inc.	5.000%	9/27/25	7,522	7,530
	WEC Energy Group Inc.	4.750%	1/9/26	22,937	22,956
	WEC Energy Group Inc.	5.600%	9/12/26	4,510	4,579
					473,027
Total Corporate Bonds (Cost $8,188,337)					8,229,868
Sovereign Bonds (1.7%)
[4]	CDP Financial Inc.	0.875%	6/10/25	82,050	80,239
	CDP Financial Inc.	0.875%	6/10/25	4,500	4,406
	Dominican Republic	6.875%	1/29/26	11,320	11,457
[4]	Ontario Teachers' Finance Trust	1.375%	4/15/25	20,696	20,390
	Republic of Chile	2.750%	1/31/27	7,595	7,261
	Republic of Guatemala	4.500%	5/3/26	1,651	1,620
	Republic of Guatemala	4.375%	6/5/27	6,421	6,190
	Republic of Paraguay	5.000%	4/15/26	13,302	13,279
	Republic of Peru	7.350%	7/21/25	2,754	2,796
	Socialist Republic of Vietnam	4.800%	11/19/24	23,024	22,992
	Sultanate of Oman	4.750%	6/15/26	14,056	13,907
	United Mexican States	4.125%	1/21/26	41,065	40,727
Total Sovereign Bonds (Cost $224,368)					225,264
				Shares
Temporary Cash Investments (4.9%)
Money Market Fund (0.8%)
[10]	Vanguard Market Liquidity Fund	4.834%		1,013,066	101,296
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (4.1%)
[11]	United States Treasury Bill	3.968%	10/2/25	565,000	543,470
Total Temporary Cash Investments (Cost $646,396)					644,766

Vanguard® Ultra-Short-Term Bond Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.100% Annually	WFB	1/16/25	4.100%	84,500	197
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.100% Annually	BANA	1/16/25	4.100%	84,500	197
Total Options Purchased (Cost $0)					394
Total Investments (99.7%) (Cost $13,020,737)					13,085,208
Other Assets and Liabilities—Net (0.3%)					42,133
Net Assets (100%)					13,127,341
Cost is in $000.
1	Securities with a value of $480,000 have been segregated as collateral for open forward currency contracts.
2	Securities with a value of $3,564,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $3,185,325,000, representing 24.3% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2024.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security value determined using significant unobservable inputs.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Face amount denominated in Australian dollars.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
11	Securities with a value of $4,609,000 have been segregated as initial margin for open centrally cleared swap contracts.
3M—3-month.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	BANA	1/16/25	3.850%	84,500	(373)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	WFB	1/16/25	3.850%	84,500	(373)
Total Options Written (Premiums Received $0)					(746)
BANA—Bank of America, N.A.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2024	4,090	842,316	(80)

Vanguard® Ultra-Short-Term Bond Fund
Futures Contracts (continued)
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2024	(1,365)	(146,375)	3,195
AUD 3-Year Treasury Bond	December 2024	(199)	(13,826)	221
				3,416
				3,336

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	11/4/24	AUD	164,905	USD	109,596	—	(1,066)
JPMorgan Chase Bank, N.A.	12/10/24	AUD	37,483	USD	24,691	—	(13)
UBS AG	11/4/24	AUD	27,094	USD	18,316	—	(485)
Wells Fargo Bank N.A.	11/4/24	AUD	13,407	USD	8,928	—	(104)
Canadian Imperial Bank of Commerce	11/4/24	AUD	1,354	USD	915	—	(24)
Canadian Imperial Bank of Commerce	11/4/24	EUR	7,390	USD	7,986	55	—
State Street Bank & Trust Co.	12/27/24	EUR	2,877	USD	3,121	16	—
Barclays Bank plc	11/4/24	GBP	392	USD	509	—	(3)
Toronto-Dominion Bank	11/4/24	USD	139,473	AUD	206,759	3,397	—
State Street Bank & Trust Co.	12/10/24	USD	109,635	AUD	164,905	1,067	—
Societe Generale SA	11/4/24	USD	8,240	EUR	7,390	199	—
Canadian Imperial Bank of Commerce	12/27/24	USD	8,003	EUR	7,390	—	(56)
Toronto-Dominion Bank	11/4/24	USD	518	GBP	392	12	—
Barclays Bank plc	12/27/24	USD	509	GBP	392	3	—
						4,749	(1,751)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $3,945,000 in connection with open forward currency contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/7/25	N/A	400,000	4.181[1]	(5.119)[2]	(1,335)	(1,335)
9/9/25	N/A	795,000	4.067[1]	(4.954)[2]	(2,390)	(2,390)
9/9/25	N/A	795,000	4.069[1]	(4.954)[2]	(2,375)	(2,375)
7/8/26	N/A	200,000	5.196[3]	(4.533)[4]	(1,264)	(1,264)
9/9/26	N/A	402,000	4.954[3]	(3.542)[4]	3,918	3,918
9/9/26	N/A	402,000	4.954[3]	(3.543)[4]	3,910	3,910
					464	464
1	Interest payment received/paid at maturity.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4	Interest payment received/paid annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's

Vanguard® Ultra-Short-Term Bond Fund
net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
D.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard® Ultra-Short-Term Bond Fund
F.	Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows.  Under the terms of the swap, one party pays a fixed rate applied to a notional amount.  In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
G.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Ultra-Short-Term Bond Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	470,347	—	470,347
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,511,249	3,320	3,514,569
Corporate Bonds	—	8,229,868	—	8,229,868
Sovereign Bonds	—	225,264	—	225,264
Temporary Cash Investments	101,296	543,470	—	644,766
Options Purchased	—	394	—	394
Total	101,296	12,980,592	3,320	13,085,208
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,416	—	—	3,416
Forward Currency Contracts	—	4,749	—	4,749
Swap Contracts	7,828[1]	—	—	7,828
Total	11,244	4,749	—	15,993
Liabilities
Options Written	—	(746)	—	(746)
Futures Contracts[1]	(80)	—	—	(80)
Forward Currency Contracts	—	(1,751)	—	(1,751)
Swap Contracts	(7,364)[1]	—	—	(7,364)
Total	(7,444)	(2,497)	—	(9,941)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.